ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current provisions [abstract]
Non-current provisions, beginning of the year	$ 643,950
Non-current provisions, end of the year	613,352	$ 643,950
Legal claims and other matters
Non-current provisions [abstract]
Non-current provisions, beginning of the year	643,950	768,517
Effect of initial inflation adjustment (note 4 (cc))		1,315
Translation differences	(25,701)	(113,571)
Additions	2,689	6,438
Reversals	(4,417)	(14,097)
Uses	(3,170)	(4,652)
Non-current provisions, end of the year	613,351	643,950
Asset retirement obligation
Non-current provisions [abstract]
Non-current provisions, beginning of the year	24,554	27,829
Effect of initial inflation adjustment (note 4 (cc))		0
Translation differences	1,077	82
Additions	925	5,383
Reversals	0	(8,740)
Uses	0	0
Non-current provisions, end of the year	26,556	24,554
Current provisions [abstract]
Current provisions, beginning of the year	9,851	2,659
Effect of initial inflation adjustment (note 4 (cc))		0
Translation differences	348	(10)
Additions	5,201	7,659
Reversals	0	0
Uses	(6,898)	(457)
Current provisions, end of the year	8,502	9,851
Allowance for doubtful accounts
Current provisions [abstract]
Current provisions, beginning of the year	14,346	16,543
Effect of initial inflation adjustment (note 4 (cc))		202
Translation differences	(285)	(2,076)
Additions	787	2,732
Reversals	(1,080)	(1,103)
Uses	(807)	(1,952)
Current provisions, end of the year	12,961	14,346
Obsolescence allowance
Current provisions [abstract]
Current provisions, beginning of the year	55,454	36,197
Effect of initial inflation adjustment (note 4 (cc))		6,530
Translation differences	(458)	(2,384)
Additions	18,036	22,822
Reversals	(9,623)	(5,500)
Uses	(1,242)	(2,211)
Current provisions, end of the year	$ 62,167	$ 55,454